Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Sales to related parties	$ 2,244	$ 3,950
Purchases of goods, related party transactions	$ 1,036	$ 877